Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of related lease balance
Current portion of operating lease ROU assets - included in other current assets	$89,210

Operating lease ROU assets – included in Other Assets	$-

Total operating lease assets	$89,210

Current portion of ROU liabilities – included in Accounts payable and accrued expenses	$92,503

Long-term portion of ROU liabilities – included in Other liabilities	-

Total operating lease liabilities	$92,503

Assets:
Current portion of operating lease ROU assets - included in other current assets	$121,285
Operating lease ROU assets – included in Other Assets	49,856
Total operating lease assets	$171,141

Liabilities:
Current portion of ROU liabilities – included in Accounts payable and accrued expenses	$117,414
Long-term portion of ROU liabilities – included in Other liabilities	47,809
Total operating lease liabilities	$165,223

Schedule of future minimum lease payments required under convertible operating leases
Remainder of 2021	$48,303
2022	49,716
Total operating lease payments	98,019
Less: Imputed interest	(5,516)
Total operating lease liabilities	$92,503

Years Ending December 31,
2021	$130,261
2022	49,716
Total operating lease payments	179,977
Less: Imputed interest	(14,754)
Total operating lease liabilities	$165,223